FINANCE INCOME AND COSTS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense:
Loans and notes	₽ 45,838	₽ 29,430	₽ 28,174
Amortization of debt issuance costs	125	109	97
Lease obligations	12,791	11,816	12,272
Provisions: unwinding of discount	152	165	138
Total interest expense	58,906	41,520	40,681
(Gain) loss on financial instruments			373
Other finance costs	(72)	140	84
Total finance costs	58,834	41,660	41,138
Less: amounts capitalized on qualifying assets	(850)	(534)	(426)
Debt modification/derecognition and other loss/(gain)	394	216	1,366
Finance costs	58,378	41,342	42,078
Finance income on loans and receivables:
Interest income on bank deposits	1,341	1,468	2,282
Interest income on loans issued	349	52	17
Other finance income	84	998	1,138
Finance income	1,774	2,518	3,437
Net finance costs	₽ 56,604	₽ 38,824	₽ 38,641
Annual weighted average capitalization rates	9.20%	6.80%	6.90%